UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Natural Resources Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Coal & Consumable Fuels (3.2%)
140,900	Alpha Natural Resources, Inc.[a]	$1,156,789
91,200	Peabody Energy Corporation	1,928,880

	Total	3,085,669

Consumer Staples (10.4%)
89,700	Archer-Daniels-Midland Company	3,025,581
41,000	Bunge, Ltd.	3,027,030
55,900	Ingredion, Inc.	4,042,688

	Total	10,095,299

Financials (4.7%)
29,800	SPDR Gold Trust[a,b]	4,602,610

	Total	4,602,610

Integrated Oil & Gas (11.8%)
64,554	BP plc ADR	2,733,862
40,600	Chevron Corporation	4,824,092
28,700	Occidental Petroleum Corporation	2,249,219
99,600	Petroleo Brasileiro SA ADR	1,650,372

	Total	11,457,545

Materials (6.5%)
41,300	Cliffs Natural Resources, Inc.[b]	785,113
37,300	Mosaic Company	2,223,453
20,407	Southern Copper Corporation	766,691
52,400	Teck Resources, Ltd.	1,475,584
38,100	Walter Energy, Inc.[b]	1,085,850

	Total	6,336,691

Oil & Gas Drilling (2.8%)
45,200	Helmerich & Payne, Inc.	2,743,640

	Total	2,743,640

Oil & Gas Equipment & Services (20.2%)
41,000	Dril-Quip, Inc.[a]	3,573,970
34,900	National Oilwell Varco, Inc.	2,469,175
40,000	Oil States International, Inc.[a]	3,262,800
120,339	Petroleum Geo-Services ASA	1,866,642
85,300	Schlumberger, Ltd.	6,388,117
170,000	Weatherford International, Ltd.[a]	2,063,800

	Total	19,624,504

Oil & Gas Exploration & Production (17.5%)
23,800	Concho Resources, Inc.[a]	2,318,834
21,500	EOG Resources, Inc.	2,753,505
42,700	EQT Corporation	2,892,925
88,300	Marathon Oil Corporation	2,977,476
53,200	Oasis Petroleum, Inc.[a]	2,025,324
39,000	SM Energy Company	2,309,580
81,900	Ultra Petroleum Corporation[a,b]	1,646,190

	Total	16,923,834

Oil & Gas Refining & Marketing (2.5%)
53,100	Valero Energy Corporation	2,415,519

	Total	2,415,519

Real Estate Investment Trusts (17.5%)
25,823	Boston Properties, Inc.	2,609,672
45,795	Equity Residential	2,521,473
141,800	Kimco Realty Corporation	3,176,320

Shares	Common Stock (97.1%)	Value
Real Estate Investment Trusts (17.5%) - continued
19,010	Public Storage, Inc.	$2,895,603
19,426	Simon Property Group, Inc.	3,080,187
31,847	Vornado Realty Trust	2,663,683

	Total	16,946,938

	Total Common Stock (cost $86,192,169)	94,232,249

Shares	Collateral Held for Securities Loaned (8.6%)	Value
8,350,425	Thrivent Cash Management Trust	8,350,425

	Total Collateral Held for Securities Loaned (cost $8,350,425)	8,350,425

Shares or Principal Amount	Short-Term Investments (2.8%)	Value
2,679,021	Thrivent Cash Management Trust	2,679,021

	Total Short-Term Investments (at amortized cost)	2,679,021

	Total Investments (cost $97,221,615) 108.5%	$105,261,695

	Other Assets and Liabilities, Net (8.5%)	(8,249,833)

	Total Net Assets 100.0%	$97,011,862

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,805,175
Gross unrealized depreciation	(8,765,095)

Net unrealized appreciation (depreciation)	$8,040,080

Cost for federal income tax purposes	$97,221,615

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Natural Resources Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	3,085,669	3,085,669	–	–
Consumer Staples	10,095,299	10,095,299	–	–
Financials	4,602,610	4,602,610	–	–
Integrated Oil & Gas	11,457,545	11,457,545	–	–
Materials	6,336,691	6,336,691	–	–
Oil & Gas Drilling	2,743,640	2,743,640	–	–
Oil & Gas Equipment & Services	19,624,504	17,757,862	1,866,642	–
Oil & Gas Exploration & Production	16,923,834	16,923,834	–	–
Oil & Gas Refining & Marketing	2,415,519	2,415,519	–	–
Real Estate Investment Trusts	16,946,938	16,946,938	–	–
Collateral Held for Securities Loaned	8,350,425	8,350,425	–	–
Short-Term Investments	2,679,021	2,679,021	–	–
Total	$105,261,695	$103,395,053	$1,866,642	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$9,494,200	$20,048,325	$21,192,100	8,350,425	$8,350,425	$2,885
Cash Management Trust- Short Term Investment	2,775,481	1,529,012	1,625,472	2,679,021	2,679,021	684
Total Value and Income Earned	12,269,681				11,029,446	3,569

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Equity Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (92.0%)	Value
Consumer Discretionary (7.3%)
17,400	Apollo Group, Inc.[a]	$302,586
9,700	Brown Shoe Company, Inc.	155,200
8,300	Comcast Corporation	348,683
7,100	Expedia, Inc.	426,071
5,200	Hanesbrands, Inc.[a]	236,912
10,800	Home Depot, Inc.	753,624
3,000	Honda Motor Company, Ltd. ADR	114,780
4,500	Kohl’s Corporation	207,585
4,300	Lowe’s Companies, Inc.	163,056
4,000	Macy’s, Inc.	167,360
4,200	Shaw Communications, Inc.	103,824
3,100	Sherwin-Williams Company	523,559
3,900	Target Corporation	266,955
13,000	Thomson Reuters Corporation	422,240
11,900	TJX Companies, Inc.	556,325
2,300	Toyota Motor Corporation ADR	236,072

	Total	4,984,832

Consumer Staples (10.1%)
2,100	Anheuser-Busch InBev NV ADR	209,055
1,100	British American Tobacco plc ADR	117,755
5,500	Campbell Soup Company	249,480
22,500	Coca-Cola Company	909,900
4,300	Colgate-Palmolive Company	507,529
3,500	Companhia de Bebidas das Americas ADR	148,155
7,700	Constellation Brands, Inc.[a]	366,828
11,600	CVS Caremark Corporation	637,884
800	Diageo plc ADR	100,672
3,300	Energizer Holdings, Inc.	329,109
600	Fomento Economico Mexicano SAB de CV ADR	68,100
5,600	General Mills, Inc.	276,136
10,500	Kraft Foods Group, Inc.	541,065
3,000	PepsiCo, Inc.	237,330
4,200	Post Holdings, Inc.[a]	180,306
3,000	Procter & Gamble Company	231,180
3,600	Reynolds American, Inc.	160,164
3,100	Sanderson Farms, Inc.	169,322
3,600	Unilever NV ADR	147,600
3,600	Unilever plc ADR	152,064
3,000	Universal Corporation	168,120
4,200	Walgreen Company	200,256
10,100	Wal-Mart Stores, Inc.	755,783

	Total	6,863,793

Energy (11.6%)
2,700	BP plc ADR	114,345
8,800	C&J Energy Services, Inc.[a]	201,520
2,400	Canadian Natural Resources, Ltd.	77,112
7,200	Chevron Corporation	855,504
900	China Petroleum & Chemical Corporation	105,228
500	CNOOC, Ltd. ADR	95,750
11,200	ConocoPhillips	673,120
2,900	Diamond Offshore Drilling, Inc.	201,724
2,300	Ecopetrol SA ADR	125,396
2,000	Eni SPA ADR	89,780
16,200	Exxon Mobil Corporation	1,459,782
6,500	HollyFrontier Corporation	334,425
17,800	Kinder Morgan, Inc.	688,504
9,100	Marathon Petroleum Corporation	815,360
2,200	PetroChina Company, Ltd. ADR	290,004
12,800	Petroleo Brasileiro SA ADR	232,320

Shares	Common Stock (92.0%)	Value
Energy (11.6%) - continued
9,900	Phillips 66	$692,703
5,062	Royal Dutch Shell plc ADR, Class A	329,840
4,900	Royal Dutch Shell plc ADR, Class B	327,418
2,900	Statoil ASA ADR	71,398
1,900	Total SA ADR	91,162

	Total	7,872,395

Financials (23.5%)
11,700	Aflac, Inc.	608,634
600	Alexandria Real Estate Equities, Inc.	42,588
6,100	American Capital Mortgage Investment Corporation	157,685
10,100	American Tower Corporation	776,892
1,300	Apartment Investment & Management Company	39,858
21,900	Apollo Investment Corporation	183,084
700	AvalonBay Communities, Inc.	88,669
8,139	Banco Bilbao Vizcaya Argentaria SA ADR	71,379
5,500	Banco Bradesco SA ADR	93,610
12,900	Banco Santander SA ADR	87,849
27,800	Bank of America Corporation	338,604
1,600	Bank of Nova Scotia	93,232
4,800	Barclays plc ADR	85,248
1,700	BioMed Realty Trust, Inc.	36,720
1,100	Boston Properties, Inc.	111,166
700	BRE Properties, Inc.	34,076
700	Camden Property Trust	48,076
3,700	Capital One Financial Corporation	203,315
41,800	CapitalSource, Inc.	402,116
1,600	CBL & Associates Properties, Inc.	37,760
14,700	CBOE Holdings, Inc.	543,018
2,400	China Life Insurance Company, Ltd. ADR	94,608
1,000	Corporate Office Properties Trust	26,680
2,500	Credit Suisse Group ADR	65,500
2,600	DDR Corporation	45,292
1,500	Deutsche Bank AG ADR	58,680
2,100	DiamondRock Hospitality Company	19,551
800	Digital Realty Trust, Inc.	53,528
2,500	Duke Realty Corporation	42,450
500	Equity Lifestyle Properties, Inc.	38,400
2,200	Equity Residential	121,132
300	Essex Property Trust, Inc.	45,174
500	Federal Realty Investment Trust	54,020
10,300	Federated Investors, Inc.	243,801
3,700	General Growth Properties, Inc.	73,556
2,700	Goldman Sachs Group, Inc.	397,305
3,000	HCP, Inc.	149,580
1,500	Health Care REIT, Inc.	101,865
900	Highwoods Properties, Inc.	35,613
500	Home Properties, Inc.	31,710
1,300	Hospitality Properties Trust	35,672
5,500	Host Hotels & Resorts, Inc.	96,195
3,900	HSBC Holdings plc ADR	208,026
7,800	ING Groep NV ADR[a]	56,238
21,300	iShares S&P U.S. Preferred Stock Index Fund	863,076
6,000	Itau Unibanco Holding SA ADR	106,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (92.0%)	Value
Financials (23.5%) - continued
14,000	J.P. Morgan Chase & Company	$664,440
700	Kilroy Realty Corporation	36,680
3,400	Kimco Realty Corporation	76,160
900	LaSalle Hotel Properties	22,842
1,100	Liberty Property Trust	43,725
25,900	Lloyds Banking Group plc ADR[a]	77,700
1,100	Macerich Company	70,818
1,000	Mack-Cali Realty Corporation	28,610
5,600	Manulife Financial Corporation	82,432
4,300	Marsh & McLennan Companies, Inc.	163,271
17,800	Mitsubishi UFJ Financial Group, Inc. ADR	106,800
14,900	Mizuho Financial Group, Inc.	63,623
22,800	New York Community Bancorp, Inc.	327,180
1,200	Omega Healthcare Investors, Inc.	36,432
3,900	PartnerRe, Ltd.	363,129
1,800	Piedmont Office Realty Trust, Inc.	35,262
1,400	Plum Creek Timber Company, Inc.	73,080
33,200	PowerShares Preferred Portfolio	494,348
3,428	Prologis, Inc.	137,052
900	Public Storage, Inc.	137,088
1,100	Rayonier, Inc. REIT	65,637
1,200	Realty Income Corporation	54,420
900	Regency Centers Corporation	47,619
10,800	Retail Properties of America, Inc.	159,840
1,000	RLJ Lodging Trust	22,760
1,900	Royal Bank of Canada ADR	114,570
8,200	Royal Bank of Scotland Group plc ADR[a]	69,126
1,600	Senior Housing Property Trust	42,928
2,100	Simon Property Group, Inc.	332,976
700	SL Green Realty Corporation	60,277
9,300	SLM Corporation	190,464
31,330	SPDR Dow Jones Wilshire International Real Estate ETF	1,347,503
9,200	Sumitomo Mitsui Financial Group, Inc.	75,072
600	Taubman Centers, Inc.	46,596
1,300	Toronto-Dominion Bank	108,251
8,700	Travelers Companies, Inc.	732,453
7,900	U.S. Bancorp	268,047
5,800	UBS AG ADR[a]	89,262
1,900	UDR, Inc.	45,961
1,700	Vanguard Dividend Appreciation Index Fund ETF	111,690
1,200	Vanguard REIT ETF	84,636
2,150	Ventas, Inc.	157,380
1,400	Vornado Realty Trust	117,096
1,300	Weingarten Realty Investors	41,015
32,500	Wells Fargo & Company	1,202,175
700	Westpac Banking Corporation ADR	112,742
4,200	Weyerhaeuser Company REIT	131,796

	Total	16,020,995

Health Care (10.7%)
25,400	Abbott Laboratories	897,128
6,000	Amgen, Inc.	615,060
1,800	AstraZeneca plc ADR	89,964
15,700	Bristol-Myers Squibb Company	646,683
10,200	Eli Lilly and Company	579,258

Shares	Common Stock (92.0%)	Value
Health Care (10.7%) - continued
3,100	GlaxoSmithKline plc ADR	$145,421
5,900	Johnson & Johnson	481,027
16,600	Medtronic, Inc.	779,536
3,700	Merck & Company, Inc.	163,651
3,200	Novartis AG ADR	227,968
800	Novo Nordisk AS ADR	129,200
66,575	PDL BioPharma, Inc.	486,663
52,700	Pfizer, Inc.	1,520,922
3,000	Quest Diagnostics, Inc.	169,350
3,800	Sanofi ADR	194,104
2,600	WellPoint, Inc.	172,198

	Total	7,298,133

Industrials (8.1%)
6,600	3M Company	701,646
4,900	ABB, Ltd. ADR[a]	111,524
5,300	ADT Corporation	259,382
7,400	C.H. Robinson Worldwide, Inc.	440,004
1,200	Canadian National Railway Company	120,360
1,500	Copa Holdings SA	179,415
34,900	Delta Air Lines, Inc.[a]	576,199
18,800	GenCorp, Inc.[a]	250,040
4,600	Iron Mountain, Inc.	167,026
5,900	Lockheed Martin Corporation	569,468
10,100	Northrop Grumman Corporation	708,515
3,100	Raytheon Company	182,249
1,500	Siemens AG ADR	161,700
2,000	Union Pacific Corporation	284,820
6,500	Verisk Analytics, Inc.[a]	400,595
10,200	Waste Connections, Inc.	366,996

	Total	5,479,939

Information Technology (7.8%)
4,200	Accenture plc	319,074
17,700	Activision Blizzard, Inc.	257,889
15,200	AOL, Inc.[a]	585,048
1,100	Apple, Inc.	486,893
2,100	Canon, Inc. ADR	77,049
34,500	Cisco Systems, Inc.	721,395
6,100	Comtech Telecommunications Corporation	148,108
6,600	GameStop Corporation	184,602
7,100	j2 Global, Inc.	278,391
9,900	Microsoft Corporation	283,239
5,600	Oracle Corporation	181,104
1,800	SAP AG ADR	144,972
15,900	Seagate Technology plc	581,304
7,700	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	132,363
6,900	Telefonaktiebolaget LM Ericsson ADR	86,940
9,800	Western Digital Corporation	492,744
20,900	Western Union Company	314,336

	Total	5,275,451

Materials (3.5%)
4,500	ArcelorMittal	58,635
3,900	BHP Billiton plc ADR	226,434
3,100	BHP Billiton, Ltd. ADR	212,133
1,400	CF Industries Holdings, Inc.	266,518
3,000	Goldcorp, Inc.	100,890
2,900	Monsanto Company	306,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (92.0%)	Value
Materials (3.5%) - continued
700	POSCO ADR	$51,597
4,700	PPG Industries, Inc.	629,518
2,800	Rio Tinto plc ADR	131,824
8,600	Southern Copper Corporation	323,102
6,200	Vale SA SP ADR	107,198

	Total	2,414,176

Telecommunications Services (4.8%)
5,300	America Movil SAB de CV ADR	111,088
22,600	AT&T, Inc.	829,194
1,800	BCE, Inc.	84,042
4,500	China Mobile, Ltd. ADR	239,085
81,000	Frontier Communications Corporation	322,380
2,900	Nippon Telegraph & Telephone Corporation ADR	63,046
4,900	NTT DOCOMO, Inc. ADR	72,863
1,400	Rogers Communications, Inc.	71,484
6,600	Telefonica SA ADR	89,166
1,100	Telus Corporation	76,021
23,700	Verizon Communications, Inc.	1,164,855
5,700	Vodafone Group plc ADR	161,937

	Total	3,285,161

Utilities (4.6%)
15,900	American Electric Power Company, Inc.	773,217
7,500	CenterPoint Energy, Inc.	179,700
6,100	Consolidated Edison, Inc.	372,283
2,200	Empresa Nacional de Electricidad SA ADR	116,776
9,700	PNM Resources, Inc.	225,913
19,400	Public Service Enterprise Group, Inc.	666,196
13,300	Southern Company	624,036
4,000	Wisconsin Energy Corporation	171,560

	Total	3,129,681

	Total Common Stock (cost $55,651,003)	62,624,556

Principal Amount	Long-Term Fixed Income (4.3%)	Value
Energy (0.3%)
	Enbridge Energy Partners, LP
175,000	8.050%, 10/1/2037	201,250

	Total	201,250

Financials (3.0%)
	Aegon NV
300,000	2.040%, 7/29/2049[b,c]	183,000
	American International Group, Inc.
100,000	8.175%, 5/15/2058	134,625
	Bank of America Corporation
215,000	7.625%, 6/1/2019	273,109
	BBVA International Preferred SA Unipersonal
150,000	5.919%, 12/29/2049[c]	132,000
	J.P. Morgan Chase & Company
100,000	7.900%, 4/29/2049[c]	114,883
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[d]	309,000

Principal Amount	Long-Term Fixed Income (4.3%)	Value
Financials (3.0%) - continued
	MetLife Capital Trust IV
$220,000	7.875%, 12/15/2037[d]	$275,550
	Reinsurance Group of America, Inc.
225,000	6.750%, 12/15/2065	227,250
	Wachovia Capital Trust III
150,000	5.570%, 3/15/2042[b,c]	150,525
	ZFS Finance USA Trust II
230,000	6.450%, 12/15/2065[d]	247,825

	Total	2,047,767

Utilities (1.0%)
	Electricite de France SA
200,000	5.250%, 1/29/2049[c,d]	198,688
	Enterprise Products Operating, LLC
225,000	7.034%, 1/15/2068	261,000
	Southern California Edison Company
185,000	6.250%, 8/1/2049[c]	203,552

	Total	663,240

	Total Long-Term Fixed Income (cost $2,549,583)	2,912,257

Shares	Preferred Stock (0.8%)	Value
Financials (0.7%)
3,000	Bank of America Corporation[c]	76,500
2,000	CoBank ACB[c,d]	212,563
2,500	J.P. Morgan Chase Capital XXIX	64,625
4,000	U.S. Bancorp[c]	119,440

	Total	473,128

Utilities (0.1%)
1,720	Xcel Energy, Inc.	43,516

	Total	43,516

	Total Preferred Stock (cost $494,136)	516,644

Shares or Principal Amount	Short-Term Investments (1.8%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.137%, 6/7/2013[e,f]	99,973
1,144,315	Thrivent Cash Management Trust	1,144,315

	Total Short-Term Investments (at amortized cost)	1,244,288

	Total Investments (cost $59,939,010) 98.9%	$67,297,745

	Other Assets and Liabilities, Net 1.1%	749,170

	Total Net Assets 100.0%	$68,046,915

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $1,243,626 or 1.8% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At March 28, 2013, $99,973 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,945,421
Gross unrealized depreciation	(586,686)

Net unrealized appreciation (depreciation)	$7,358,735

Cost for federal income tax purposes	$59,939,010

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Equity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	4,984,832	4,984,832	–	–
Consumer Staples	6,863,793	6,863,793	–	–
Energy	7,872,395	7,872,395	–	–
Financials	16,020,995	16,020,995	–	–
Health Care	7,298,133	7,298,133	–	–
Industrials	5,479,939	5,479,939	–	–
Information Technology	5,275,451	5,275,451	–	–
Materials	2,414,176	2,414,176	–	–
Telecommunications Services	3,285,161	3,285,161	–	–
Utilities	3,129,681	3,129,681	–	–
Long-Term Fixed Income
Energy	201,250	–	201,250	–
Financials	2,047,767	–	2,047,767	–
Utilities	663,240	–	663,240	–
Preferred Stock
Financials	473,128	260,565	212,563	–
Utilities	43,516	43,516	–	–
Short-Term Investments	1,244,288	1,144,315	99,973	–
Total	$67,297,745	$64,072,952	$3,224,793	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	13,110	13,110	–	–
Total Asset Derivatives	$13,110	$13,110	$–	$–

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	22	June 2013	$1,705,860	$1,718,970	$13,110
Total Futures Contracts					$13,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Equity Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Short Term Investment	$2,942	$2,236,627	$1,095,254	1,144,315	$1,144,315	$123
Total Value and Income Earned	2,942				1,144,315	123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (9.1%)[a]	Value
Basic Materials (1.0%)
	Arch Coal, Inc., Term Loan
$1,430,819	5.750%, 5/16/2018	$1,454,256
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,094,500	5.250%, 10/18/2017	1,106,912
	Ineos US Finance, LLC, Term Loan
1,597,134	6.500%, 5/4/2018	1,622,225

	Total	4,183,393

Capital Goods (0.4%)
	ADS Waste Holdings, Term Loan
900,000	0.000%, 10/5/2019[b,c]	909,189
	Berry Plastics Group, Inc., Term Loan
900,000	3.500%, 2/4/2020	897,543

	Total	1,806,732

Communications Services (3.5%)
	Charter Communications Operating, LLC, Term Loan
316,800	4.000%, 5/15/2019	319,290
	Clear Channel Communications, Inc., Term Loan
800,000	3.854%, 1/29/2016	708,600
	Cumulus Media, Inc., Term Loan
746,250	4.500%, 9/17/2018	755,421
	Intelsat Jackson Holdings SA, Term Loan
795,985	4.500%, 4/2/2018	806,731
	Level 3 Financing, Inc., Term Loan
1,450,000	4.750%, 8/1/2019	1,466,008
	McGraw-Hill Global Education Holdings, LLC, Term Loan
445,000	0.000%, 3/18/2019[b,c]	429,149
	NEP Broadcasting, LLC, Term Loan
1,197,000	4.750%, 1/18/2020	1,208,970
	RCN Corporation, Term Loan
900,000	5.250%, 2/13/2020	912,375
	TNS, Inc., Term Loan
900,000	4.167%, 2/14/2020[b,c]	897,750
	Toys R Us, Inc., Term Loan
1,606,877	5.250%, 5/25/2018	1,529,217
	Univision Communications, Inc., Term Loan
639,563	4.750%, 9/29/2014	640,286
800,000	4.750%, 3/31/2017	803,400
	Van Wagner Communications, Inc., Term Loan
650,000	8.250%, 8/3/2018	658,125
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	0.000%, 2/15/2020[b,c]	895,671
	WideOpenWest Finance, LLC, Term Loan
796,000	6.250%, 7/17/2018	803,833
750,000	0.000%, 3/19/2019[b,c]	756,405
	Zayo Group, LLC, Term Loan
900,000	0.000%, 7/2/2019[b,c]	908,487

	Total	14,499,718

Principal Amount	Bank Loans (9.1%)[a]	Value
Consumer Cyclical (0.4%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
$728,827	5.500%, 2/23/2017	$737,821
	Chrysler Group, LLC, Term Loan
791,939	6.000%, 5/24/2017	805,798

	Total	1,543,619

Consumer Non-Cyclical (1.4%)
	Albertsons, LLC, Term Loan
900,000	5.000%, 2/26/2016[b,c]	914,625
	Bausch & Lomb, Inc., Term Loan
794,000	5.250%, 5/17/2019	801,225
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.787%, 1/25/2017	807,728
	ROC Finance, LLC, Term Loan
900,000	0.000%, 3/27/2019[b,c]	903,942
	Roundy’s Supermarkets, Inc., Term Loan
794,000	5.750%, 2/26/2020	790,316
	Visant Corporation, Term Loan
1,517,699	5.250%, 12/22/2016	1,470,817

	Total	5,688,653

Energy (0.5%)
	American Petroleum Tankers Parent, LLC, Term Loan
450,000	0.000%, 9/28/2019[b,c]	450,000
	Chesapeake Energy Corporation, Term Loan
1,615,000	5.750%, 12/2/2017	1,663,256

	Total	2,113,256

Financials (0.2%)
	WaveDivision Holdings, LLC, Term Loan
900,000	4.000%, 8/31/2019[b,c]	909,567

	Total	909,567

Technology (0.9%)
	First Data Corporation Extended, Term Loan
1,600,000	4.204%, 3/26/2018	1,593,008
	Freescale Semiconductor, Inc., Term Loan
1,422,417	6.000%, 2/28/2019	1,425,532
	Infor US, Inc., Term Loan
630,246	5.250%, 4/5/2018	639,857

	Total	3,658,397

Transportation (0.4%)
	Delta Air Lines, Inc., Term Loan
1,438,649	4.250%, 4/20/2017	1,456,991

	Total	1,456,991

Utilities (0.4%)
	Calpine Corporation, Term Loan
797,969	8.500%, 4/1/2018	807,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Bank Loans (9.1%)[a]	Value
Utilities (0.4%) - continued
	NGPL PipeCo, LLC, Term Loan
$771,429	6.750%, 9/15/2017	$781,395

	Total	1,588,677

	Total Bank Loans (cost $37,016,810)	37,449,003

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Asset-Backed Securities (1.1%)
	Asset Backed Securities Corporation Home Equity
320,000	0.364%, 11/25/2036[d]	245,805
	Countrywide Asset-Backed Certificates
1,250,000	5.530%, 4/25/2047	1,185,940
	J.P. Morgan Mortgage Trust
1,160,548	2.851%, 2/25/2036	1,027,853
	Renaissance Home Equity Loan Trust
828,179	5.746%, 5/25/2036	609,711
1,000,000	6.011%, 5/25/2036	731,584
1,450,000	5.797%, 8/25/2036	847,538

	Total	4,648,431

Basic Materials (1.3%)
	Allegheny Technologies, Inc., Convertible
540,000	4.250%, 6/1/2014	579,488
	Dow Chemical Company
300,000	8.550%, 5/15/2019	403,251
	FMG Resources Property, Ltd.
800,000	6.000%, 4/1/2017[e,f]	822,000
	Freeport-McMoRan Copper & Gold, Inc.
300,000	2.375%, 3/15/2018[e]	301,253
	Ineos Finance plc
1,080,000	7.500%, 5/1/2020[e]	1,175,850
	Inmet Mining Corporation
610,000	7.500%, 6/1/2021[e]	660,325
	Peabody Energy Corporation, Convertible
900,000	4.750%, 12/15/2066[f]	733,500
	Steel Dynamics, Inc., Convertible
540,000	5.125%, 6/15/2014[f]	606,150

	Total	5,281,817

Capital Goods (1.0%)
	AGCO Corporation, Convertible
480,000	1.250%, 12/15/2036	623,400
	Case New Holland, Inc.
415,000	7.875%, 12/1/2017	485,550
	CNH Capital, LLC
195,000	3.875%, 11/1/2015	199,875
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	680,150
	Reynolds Group Issuer, Inc.
610,000	6.875%, 2/15/2021	649,650
	Textron, Inc.
450,000	7.250%, 10/1/2019	544,917

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Capital Goods (1.0%) - continued
	United Rentals North America, Inc.
$800,000	7.375%, 5/15/2020	$888,000

	Total	4,071,542

Collateralized Mortgage Obligations (12.4%)
	American Home Mortgage Investment Trust
2,553,097	6.250%, 12/25/2036	1,407,094
	Banc of America Alternative Loan Trust
1,184,427	0.704%, 4/25/2035[d]	956,691
	Banc of America Funding Corporation
832,400	5.102%, 5/20/2036	698,476
	Bear Stearns Adjustable Rate Mortgage Trust
1,500,984	2.470%, 10/25/2035[d]	1,448,118
611,370	2.945%, 2/25/2036	474,090
	Citigroup Mortgage Loan Trust, Inc.
765,287	5.500%, 11/25/2035	699,033
	CitiMortgage Alternative Loan Trust
1,118,634	5.750%, 4/25/2037	945,233
	Countrywide Alternative Loan Trust
1,239,031	0.604%, 2/25/2035[d]	1,015,402
1,444,417	5.091%, 10/25/2035	1,240,949
606,894	5.500%, 2/25/2036	524,410
477,343	6.000%, 4/25/2036	376,328
1,121,475	6.500%, 8/25/2036	840,457
419,221	6.000%, 1/25/2037	339,251
	Countrywide Home Loan Mortgage Pass Through Trust
1,509,825	2.999%, 11/25/2035	1,276,564
1,324,456	5.169%, 2/20/2036	1,148,558
	Deutsche Alt-A Securities Mortgage Loan Trust
339,971	5.500%, 10/25/2021	347,716
938,707	0.404%, 11/25/2035[d]	538,107
1,625,595	0.948%, 4/25/2047[d]	1,274,630
	First Horizon Alternative Mortgage Securities Trust
1,698,064	2.375%, 3/25/2035	1,525,559
	First Horizon Mortgage Pass- Through Trust
1,320,419	2.518%, 8/25/2037	1,092,298
	Greenpoint Mortgage Funding Trust
1,240,356	0.404%, 10/25/2045[d]	869,108
	GSR Mortgage Loan Trust
518,897	0.394%, 8/25/2046[d]	493,196
	HomeBanc Mortgage Trust
1,402,251	2.559%, 4/25/2037	950,620
	IndyMac IMJA Mortgage Loan Trust
1,774,549	6.250%, 11/25/2037	1,566,242
	J.P. Morgan Alternative Loan Trust
1,807,778	6.500%, 3/25/2036	1,627,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Collateralized Mortgage Obligations (12.4%) - continued
	J.P. Morgan Mortgage Trust
$342,738	6.500%, 1/25/2035	$334,677
868,442	2.985%, 10/25/2036	725,101
1,902,851	0.584%, 1/25/2037[d]	1,207,673
900,763	2.914%, 1/25/2037	743,063
1,120,582	6.250%, 8/25/2037	793,004
	Lehman Mortgage Trust
1,429,566	0.954%, 12/25/2035[d]	947,777
	Lehman XS Trust
1,200,000	5.500%, 9/25/2035	968,279
	Master Asset Securitization Trust
1,542,517	0.704%, 6/25/2036[d]	1,051,646
	MASTR Alternative Loans Trust
455,293	6.500%, 7/25/2034	483,376
1,308,909	0.654%, 12/25/2035[d]	706,624
	Merrill Lynch Alternative Note Asset Trust
1,003,835	6.000%, 3/25/2037	749,092
	Morgan Stanley Mortgage Loan Trust
1,027,253	5.336%, 11/25/2035	747,212
	MortgageIT Trust
1,715,333	0.464%, 12/25/2035[d]	1,540,764
	New Century Alternative Mortgage Loan Trust
981,452	6.167%, 7/25/2036	716,843
	RALI Trust
1,313,914	5.750%, 4/25/2037	996,189
1,833,936	6.250%, 4/25/2037	1,437,285
745,843	6.000%, 6/25/2037	610,449
	Residential Asset Securitization Trust
1,473,007	0.584%, 8/25/2037[d]	485,948
	Sequoia Mortgage Trust
2,565,357	4.725%, 9/20/2046	2,206,968
	Structured Adjustable Rate Mortgage Loan Trust
977,836	5.500%, 12/25/2034	956,114
820,778	3.030%, 9/25/2035	713,592
1,395,940	5.016%, 5/25/2036	1,090,926
199,941	5.017%, 9/25/2036	7,393
	Structured Asset Mortgage Investments, Inc.
1,168,349	0.514%, 12/25/2035[d]	877,388
1,715,952	0.414%, 5/25/2046[d]	1,099,331
	WaMu Mortgage Pass Through Certificates
1,362,125	2.393%, 11/25/2036	1,152,967
1,119,113	1.138%, 9/25/2046[d]	950,119
	WaMu Mortgage Pass-Through Certificates
246,049	2.682%, 8/25/2046	209,139
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,579,184	0.804%, 6/25/2035[d]	1,128,925
1,395,999	0.928%, 2/25/2047[d]	806,871
	Wells Fargo Mortgage Backed Securities Trust
724,790	0.904%, 5/25/2037[d]	590,853

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Collateralized Mortgage Obligations (12.4%) - continued
$761,392	6.000%, 7/25/2037	$752,099

	Total	51,463,573

Commercial Mortgage-Backed Securities (0.9%)
	Credit Suisse Mortgage Capital Certificates
500,000	5.509%, 9/15/2039	550,370
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,527,348
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,500,319

	Total	3,578,037

Communications Services (2.7%)
	AMC Networks, Inc.
610,000	4.750%, 12/15/2022	606,950
	American Tower Corporation
300,000	5.050%, 9/1/2020	333,029
	CCO Holdings, LLC
610,000	6.500%, 4/30/2021	645,075
	CenturyLink, Inc.
610,000	5.625%, 4/1/2020[f]	623,725
	Cequel Communications Escrow 1, LLC
610,000	6.375%, 9/15/2020[e]	632,875
	Clear Channel Worldwide Holdings, Inc.
610,000	6.500%, 11/15/2022[e]	643,550
	Cox Communications, Inc.
300,000	3.250%, 12/15/2022[e]	304,766
	Crown Castle International Corporation
800,000	5.250%, 1/15/2023	814,000
	Dish DBS Corporation
160,000	6.750%, 6/1/2021	177,600
	Hughes Satellite Systems Corporation
610,000	6.500%, 6/15/2019	669,475
	Intelsat Jackson Holdings SA
610,000	7.250%, 4/1/2019	666,425
	NBCUniversal Media, LLC
300,000	2.875%, 1/15/2023	297,361
	News America, Inc.
325,000	4.500%, 2/15/2021	366,473
	Priceline.com, Inc., Convertible
540,000	1.000%, 3/15/2018[f]	595,013
	Sirius XM Radio, Inc.
610,000	5.250%, 8/15/2022[e]	623,725
	Sprint Nextel Corporation
210,000	9.000%, 11/15/2018[e]	259,612
400,000	6.000%, 11/15/2022	411,000
	Telecom Italia Capital SA
165,000	6.999%, 6/4/2018	186,207
	Telefonica Emisiones SAU
300,000	5.462%, 2/16/2021	322,862
	UPCB Finance V, Ltd.
610,000	7.250%, 11/15/2021[e]	674,050
	Virgin Media Finance plc
610,000	5.250%, 2/15/2022	619,913

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Communications Services (2.7%) - continued
	Wind Acquisition Finance SA
$210,000	11.750%, 7/15/2017[e]	$222,600
400,000	7.250%, 2/15/2018[e]	416,500

	Total	11,112,786

Consumer Cyclical (2.2%)
	Algeco Scotsman Global Finance plc
610,000	8.500%, 10/15/2018[e]	654,225
	Chrysler Group, LLC
590,000	8.000%, 6/15/2019[f]	646,788
	Ford Motor Company, Convertible
420,000	4.250%, 11/15/2016	673,050
	Ford Motor Credit Company, LLC
650,000	6.625%, 8/15/2017	758,042
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	337,449
	Jaguar Land Rover Automotive plc
610,000	5.625%, 2/1/2023[e]	633,638
	Lennar Corporation
610,000	12.250%, 6/1/2017	809,775
	Limited Brands, Inc.
800,000	5.625%, 2/15/2022	848,000
	Macy’s Retail Holdings, Inc.
490,000	6.700%, 7/15/2034	581,774
	MGM Resorts International
610,000	7.625%, 1/15/2017	677,100
	Royal Caribbean Cruises, Ltd.
800,000	5.250%, 11/15/2022	810,000
	The Ryland Group, Inc., Convertible
270,000	1.625%, 5/15/2018	402,975
	Toll Brothers Finance Corporation, Convertible
600,000	0.500%, 9/15/2032[e,f]	626,250
	Toys R Us Property Company II, LLC
610,000	8.500%, 12/1/2017	644,312

	Total	9,103,378

Consumer Non-Cyclical (2.7%)
	AbbVie, Inc.
300,000	2.000%, 11/6/2018[e]	303,576
300,000	2.900%, 11/6/2022[e]	300,270
	Avon Products, Inc.
300,000	4.600%, 3/15/2020	311,632
	Beam, Inc.
325,000	5.375%, 1/15/2016	360,760
	Biomet, Inc.
610,000	6.500%, 8/1/2020[e]	647,362
	Bunge Limited Finance Corporation
225,000	4.100%, 3/15/2016	240,646
	Covidien International Finance SA
650,000	3.200%, 6/15/2022	677,975
	Fresenius Medical Care US Finance, Inc.
610,000	5.750%, 2/15/2021[e]	672,525
	Gilead Sciences, Inc.
165,000	3.050%, 12/1/2016	176,611

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Hawk Acquisition Sub, Inc.
$610,000	4.250%, 10/15/2020[c,e]	$610,763
	HCA, Inc.
610,000	5.875%, 3/15/2022	657,275
	Heineken NV
300,000	2.750%, 4/1/2023[e]	294,609
	Hologic, Inc., Convertible
780,000	2.000%, 12/15/2037[g]	941,850
	Kraft Foods Group, Inc.
330,000	3.500%, 6/6/2022	345,055
	Medco Health Solutions, Inc.
150,000	7.125%, 3/15/2018	185,617
	Rite Aid Corporation
610,000	7.500%, 3/1/2017	627,537
	SABMiller Holdings, Inc.
300,000	3.750%, 1/15/2022[e]	321,105
300,000	4.950%, 1/15/2042[e]	330,945
	Safeway, Inc.
150,000	5.000%, 8/15/2019	167,218
300,000	4.750%, 12/1/2021[f]	322,940
	Spectrum Brands Escrow Corporation
610,000	6.375%, 11/15/2020[e]	654,988
	Teva Pharmaceutical Finance IV BV
335,000	3.650%, 11/10/2021	356,507
	Tyson Foods, Inc.
325,000	4.500%, 6/15/2022	353,641
	Valeant Pharmaceuticals International
610,000	7.000%, 10/1/2020[e]	657,275
	Warner Chilcott Company, LLC
610,000	7.750%, 9/15/2018	651,937
	Zoetis, Inc.
180,000	3.250%, 2/1/2023[e]	182,535

	Total	11,353,154

Energy (2.3%)
	BP Capital Markets plc
325,000	4.750%, 3/10/2019	376,463
	Bristow Group, Inc., Convertible
540,000	3.000%, 6/15/2038	619,312
	Concho Resources, Inc.
800,000	5.500%, 10/1/2022	832,000
	Enbridge Energy Partners, LP
900,000	8.050%, 10/1/2037	1,035,000
	EQT Corporation
150,000	8.125%, 6/1/2019	186,211
	Hornbeck Offshore Services, Inc., Convertible
600,000	1.500%, 9/1/2019[e]	699,375
	Marathon Oil Corporation
360,000	2.800%, 11/1/2022	351,426
	MEG Energy Corporation
610,000	6.375%, 1/30/2023[e]	634,400
	Murphy Oil Corporation
240,000	3.700%, 12/1/2022	233,161
	Oasis Petroleum, Inc.
610,000	6.875%, 1/15/2023	671,000
	Pioneer Natural Resources Company
260,000	3.950%, 7/15/2022	271,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Energy (2.3%) - continued
	Plains Exploration & Production Company
$1,020,000	6.125%, 6/15/2019	$1,116,900
	Range Resources Corporation
610,000	5.000%, 8/15/2022	622,200
	Transocean, Inc.
300,000	6.375%, 12/15/2021	349,283
	Valero Energy Corporation
300,000	9.375%, 3/15/2019	409,284
	Weatherford International, Ltd.
390,000	6.000%, 3/15/2018	444,886
490,000	4.500%, 4/15/2022	504,749

	Total	9,357,122

Financials (9.6%)
	Aegon NV
600,000	2.040%, 7/29/2049[d,h]	366,000
	Ally Financial, Inc.
610,000	7.500%, 9/15/2020	744,200
	American Express Company
1,250,000	6.800%, 9/1/2066	1,346,875
	American General Institutional Capital A
1,200,000	7.570%, 12/1/2045[e]	1,518,000
	American International Group, Inc.
325,000	8.250%, 8/15/2018	421,042
	Apollo Investment Corporation, Convertible
1,300,000	5.750%, 1/15/2016	1,381,250
	Bank of America Corporation
650,000	5.650%, 5/1/2018	751,925
495,000	8.000%, 12/29/2049[h]	556,281
	Barclays Bank plc
300,000	6.050%, 12/4/2017[e]	334,385
	BBVA International Preferred SA Unipersonal
1,350,000	5.919%, 12/29/2049[h]	1,188,000
	BBVA US Senior SAU
150,000	4.664%, 10/9/2015	153,821
	BNP Paribas SA
163,000	3.600%, 2/23/2016	173,050
1,250,000	5.186%, 6/29/2049[e,f,h]	1,200,000
	Cigna Corporation
300,000	4.000%, 2/15/2022	324,074
	Citigroup, Inc.
300,000	5.500%, 2/15/2017	333,609
1,490,000	5.950%, 12/29/2049[h]	1,545,875
	CNA Financial Corporation
300,000	7.350%, 11/15/2019	379,733
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
300,000	3.950%, 11/9/2022	302,052
975,000	11.000%, 12/29/2049[e,h]	1,304,062
	Coventry Health Care, Inc.
165,000	5.450%, 6/15/2021	194,461
	Credit Suisse AG
150,000	5.400%, 1/14/2020	168,129
	CyrusOne, LP/CyrusOne Finance Corporation
800,000	6.375%, 11/15/2022[e]	838,000

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Financials (9.6%) - continued
	Developers Diversified Realty Corporation
$490,000	7.875%, 9/1/2020	$623,017
	Discover Financial Services
300,000	3.850%, 11/21/2022[e]	308,786
	Eksportfinans ASA
165,000	2.375%, 5/25/2016	156,956
	GE Capital Trust I
620,000	6.375%, 11/15/2067	657,200
	General Electric Capital Corporation
1,200,000	6.250%, 12/15/2049[h]	1,317,040
	Genworth Financial, Inc.
300,000	6.515%, 5/22/2018[f]	340,884
	Hartford Financial Services Group, Inc.
330,000	5.125%, 4/15/2022	380,637
	Health Care REIT, Inc., Convertible
510,000	3.000%, 12/1/2029	668,100
	HSBC Finance Corporation
465,000	6.676%, 1/15/2021	550,251
	Icahn Enterprises, LP
610,000	8.000%, 1/15/2018	652,700
	ING Bank NV
330,000	5.000%, 6/9/2021[e]	374,768
	ING Capital Funding Trust III
1,270,000	3.911%, 12/29/2049[d,h]	1,225,550
	ING US, Inc.
150,000	2.900%, 2/15/2018[e]	152,145
	Intesa Sanpaolo SPA
300,000	3.875%, 1/16/2018	290,085
	J.P. Morgan Chase & Company
300,000	2.000%, 8/15/2017	305,485
	KeyCorp
190,000	5.100%, 3/24/2021	221,201
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[e]	1,506,375
315,000	4.950%, 5/1/2022[e]	345,397
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,125,600
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[e]	336,413
	MetLife Capital Trust IV
1,050,000	7.875%, 12/15/2037[e]	1,315,125
	MetLife, Inc.
600,000	6.400%, 12/15/2036	656,250
	Morgan Stanley
150,000	5.500%, 1/26/2020	171,863
300,000	4.875%, 11/1/2022[f]	318,034
	Murray Street Investment Trust I
325,000	4.647%, 3/9/2017	355,387
	Northern Trust Corporation
325,000	3.375%, 8/23/2021	346,928
	Prologis, LP
385,000	7.375%, 10/30/2019	482,079
	Prudential Financial, Inc.
620,000	5.875%, 9/15/2042	660,300
1,225,000	5.625%, 6/15/2043	1,267,875
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[e]	630,000
	Regions Bank
450,000	7.500%, 5/15/2018	552,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Financials (9.6%) - continued
	Reinsurance Group of America, Inc.
$900,000	6.750%, 12/15/2065	$909,000
	Royal Bank of Scotland Group plc
300,000	6.125%, 12/15/2022	310,289
	Santander US Debt SAU
325,000	3.724%, 1/20/2015[e]	328,533
	Societe Generale SA
150,000	5.200%, 4/15/2021[e,f]	167,621
300,000	6.625%, 12/11/2049[h]	300,000
	Swiss RE Capital I, LP
1,130,000	6.854%, 5/29/2049[e,h]	1,196,105
	Ventas Realty, LP
170,000	4.250%, 3/1/2022	182,625
	WellPoint, Inc., Convertible
870,000	2.750%, 10/15/2042[e]	950,475
	Wells Fargo & Company
300,000	3.450%, 2/13/2023	302,016
	ZFS Finance USA Trust II
1,175,000	6.450%, 12/15/2065[e]	1,266,062

	Total	39,732,356

Foreign Government (0.1%)
	Costa Rica Government International Bond
300,000	4.250%, 1/26/2023[e]	299,550

	Total	299,550

Mortgage-Backed Securities (4.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,350,000	3.000%, 4/1/2043[c]	4,466,906
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
9,300,000	2.500%, 4/1/2028[c]	9,647,298
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,200,000	3.000%, 4/1/2043[c]	3,300,500

	Total	17,414,704

Technology (1.1%)
	EMC Corporation, Convertible
600,000	1.750%, 12/1/2013	895,500
	First Data Corporation
610,000	7.375%, 6/15/2019[e]	648,887
	Hewlett-Packard Company
165,000	4.650%, 12/9/2021[f]	171,089
	Intel Corporation, Convertible
540,000	3.250%, 8/1/2039	650,025
	Lam Research Corporation, Convertible
600,000	1.250%, 5/15/2018[f]	640,125
	Motorola Solutions, Inc.
150,000	3.500%, 3/1/2023	150,885
	NetApp, Inc., Convertible
540,000	1.750%, 6/1/2013	588,937
	SanDisk Corporation, Convertible
540,000	1.500%, 8/15/2017[f]	695,925

	Total	4,441,373

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Transportation (0.9%)
	AirTran Holdings, Inc., Convertible
$450,000	5.250%, 11/1/2016	$646,594
	Avis Budget Group, Inc.
610,000	5.500%, 4/1/2023[c,e]	608,475
	Canadian Pacific Railway Company
196,000	5.750%, 3/15/2033	224,382
	Delta Air Lines, Inc.
130,000	4.750%, 5/7/2020	140,400
	Hertz Corporation
800,000	6.750%, 4/15/2019	873,000
	Kansas City Southern de Mexico SA de CV
300,000	6.625%, 12/15/2020	340,500
	Trinity Industries, Inc., Convertible
510,000	3.875%, 6/1/2036	611,681
	United Air Lines, Inc.
206,623	10.400%, 11/1/2016	237,617

	Total	3,682,649

U.S. Government and Agencies (0.4%)
	Federal Home Loan Mortgage Corporation
5,967,345	3.000%, 2/15/2033[i]	905,338
	Federal National Mortgage Association
5,919,510	3.500%, 1/25/2033[i]	939,014

	Total	1,844,352

Utilities (2.2%)
	Access Midstream Partners, LP
610,000	4.875%, 5/15/2023	602,375
	AES Corporation
610,000	7.375%, 7/1/2021	707,600
	CenterPoint Energy, Inc.
255,000	6.500%, 5/1/2018	311,450
	DCP Midstream Operating, LP
300,000	2.500%, 12/1/2017	304,562
	Electricite de France SA
1,500,000	5.250%, 1/29/2049[e,h]	1,490,160
	Energy Transfer Partners, LP
170,000	5.200%, 2/1/2022	190,866
170,000	6.500%, 2/1/2042	194,246
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	1,160,000
	NiSource Finance Corporation
650,000	6.125%, 3/1/2022	778,034
	NRG Energy, Inc.
370,000	8.250%, 9/1/2020	417,637
240,000	6.625%, 3/15/2023[e]	254,400
	Rockies Express Pipeline, LLC
610,000	6.000%, 1/15/2019[e]	597,800
	Southern California Edison Company
1,300,000	6.250%, 8/1/2049[h]	1,430,364
	Southern Union Company
300,000	3.316%, 11/1/2066[d]	263,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.1%)	Value
Utilities (2.2%) - continued
	TransCanada PipeLines, Ltd.
$600,000	6.350%, 5/15/2067	$640,036

	Total	9,342,780

	Total Long-Term Fixed Income (cost $174,718,944)	186,727,604

Shares	Common Stock (34.0%)	Value
Consumer Discretionary (2.8%)
45,300	Apollo Group, Inc.[j]	787,767
25,200	Brown Shoe Company, Inc.	403,200
21,600	Comcast Corporation	907,416
18,300	Expedia, Inc.	1,098,183
13,400	Hanesbrands, Inc.[j]	610,504
28,200	Home Depot, Inc.	1,967,796
11,600	Kohl’s Corporation	535,108
132	Lear Corporation	7,243
14	Lear Corporation Warrants, $0.01, expires 11/9/2014[j]	1,484
11,200	Lowe’s Companies, Inc.	424,704
10,300	Macy’s, Inc.	430,952
8,100	Sherwin-Williams Company	1,368,009
10,200	Target Corporation	698,190
25,100	Thomson Reuters Corporation[f]	815,248
30,900	TJX Companies, Inc.	1,444,575

	Total	11,500,379

Consumer Staples (3.7%)
14,400	Campbell Soup Company[f]	653,184
58,300	Coca-Cola Company	2,357,652
11,200	Colgate-Palmolive Company	1,321,936
20,000	Constellation Brands, Inc.[j]	952,800
30,000	CVS Caremark Corporation	1,649,700
8,600	Energizer Holdings, Inc.	857,678
14,600	General Mills, Inc.	719,926
27,300	Kraft Foods Group, Inc.	1,406,769
7,600	PepsiCo, Inc.	601,236
10,800	Post Holdings, Inc.[j]	463,644
7,600	Procter & Gamble Company	585,656
9,600	Reynolds American, Inc.	427,104
7,900	Sanderson Farms, Inc.	431,498
7,700	Universal Corporation[f]	431,508
11,000	Walgreen Company	524,480
26,200	Wal-Mart Stores, Inc.	1,960,546

	Total	15,345,317

Energy (3.7%)
23,000	C&J Energy Services, Inc.[f,j]	526,700
18,500	Chevron Corporation	2,198,170
29,000	ConocoPhillips	1,742,900
7,300	Diamond Offshore Drilling, Inc.[f]	507,788
42,000	Exxon Mobil Corporation	3,784,620
16,800	HollyFrontier Corporation	864,360
46,200	Kinder Morgan, Inc.	1,787,016
23,600	Marathon Petroleum Corporation	2,114,560
25,800	Phillips 66	1,805,226

	Total	15,331,340

Financials (9.2%)
30,400	Aflac, Inc.	1,581,408
161,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,716,430

Shares	Common Stock (34.0%)	Value
Financials (9.2%) - continued
15,900	American Capital Mortgage Investment Corporation	$411,015
18,500	American Tower Corporation	1,423,020
56,600	Apollo Investment Corporation	473,176
147,600	Ares Capital Corporation	2,671,560
72,200	Bank of America Corporation	879,396
340,380	BlackRock Enhanced Equity Dividend Trust	2,661,771
9,800	Capital One Financial Corporation	538,510
108,600	CapitalSource, Inc.	1,044,732
38,100	CBOE Holdings, Inc.	1,407,414
255,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,376,600
26,700	Federated Investors, Inc.[f]	631,989
6,800	Goldman Sachs Group, Inc.	1,000,620
36,300	J.P. Morgan Chase & Company	1,722,798
11,200	Marsh & McLennan Companies, Inc.	425,264
59,200	New York Community Bancorp, Inc.[f]	849,520
10,000	PartnerRe, Ltd.	931,100
28,200	Retail Properties of America, Inc.	417,360
10,637	Silver Bay Realty Trust Corporation REIT	220,186
24,200	SLM Corporation	495,616
104,500	Solar Capital, Ltd.	2,454,705
22,500	Travelers Companies, Inc.	1,894,275
217,100	Two Harbors Investment Corporation	2,737,631
20,700	U.S. Bancorp	702,351
55,200	Vanguard MSCI Emerging Markets ETF	2,367,528
84,300	Wells Fargo & Company	3,118,257

	Total	38,154,232

Health Care (4.1%)
65,900	Abbott Laboratories	2,327,588
15,600	Amgen, Inc.	1,599,156
40,800	Bristol-Myers Squibb Company	1,680,552
26,300	Eli Lilly and Company	1,493,577
15,400	Johnson & Johnson	1,255,562
43,100	Medtronic, Inc.	2,023,976
9,700	Merck & Company, Inc.	429,031
172,750	PDL BioPharma, Inc.[f]	1,262,803
136,828	Pfizer, Inc.	3,948,856
7,800	Quest Diagnostics, Inc.	440,310
6,600	WellPoint, Inc.	437,118

	Total	16,898,529

Industrials (3.2%)
17,000	3M Company	1,807,270
13,600	ADT Corporation	665,584
19,100	C.H. Robinson Worldwide, Inc.	1,135,686
3,700	Copa Holdings SA	442,557
90,600	Delta Air Lines, Inc.[j]	1,495,806
48,900	GenCorp, Inc.[f,j]	650,370
11,900	Iron Mountain, Inc.	432,089
15,300	Lockheed Martin Corporation	1,476,756
26,400	Northrop Grumman Corporation	1,851,960
7,900	Raytheon Company	464,441
5,000	Union Pacific Corporation	712,050
16,800	Verisk Analytics, Inc.[j]	1,035,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Shares	Common Stock (34.0%)	Value
Industrials (3.2%) - continued
26,700	Waste Connections, Inc.	$960,666

	Total	13,130,619

Information Technology (3.0%)
10,800	Accenture plc	820,476
45,900	Activision Blizzard, Inc.	668,763
39,400	AOL, Inc.[j]	1,516,506
2,700	Apple, Inc.	1,195,101
89,600	Cisco Systems, Inc.	1,873,536
16,000	Comtech Telecommunications Corporation	388,480
17,200	GameStop Corporation[f]	481,084
18,300	j2 Global, Inc.[f]	717,543
25,500	Microsoft Corporation	729,555
14,700	Oracle Corporation	475,398
41,300	Seagate Technology plc	1,509,928
25,400	Western Digital Corporation	1,277,112
54,400	Western Union Company	818,176

	Total	12,471,658

Materials (0.9%)
3,500	CF Industries Holdings, Inc.	666,295
7,600	Monsanto Company	802,788
12,300	PPG Industries, Inc.	1,647,462
17,900	Southern Copper Corporation	672,503

	Total	3,789,048

Telecommunications Services (1.5%)
58,700	AT&T, Inc.	2,153,703
210,000	Frontier Communications Corporation[f]	835,800
61,400	Verizon Communications, Inc.	3,017,810

	Total	6,007,313

Utilities (1.9%)
41,000	American Electric Power Company, Inc.	1,993,830
19,300	CenterPoint Energy, Inc.	462,428
15,700	Consolidated Edison, Inc.	958,171
25,100	PNM Resources, Inc.	584,579
50,400	Public Service Enterprise Group, Inc.	1,730,736
34,400	Southern Company	1,614,048
10,500	Wisconsin Energy Corporation	450,345

	Total	7,794,137

	Total Common Stock (cost $125,973,975)	140,422,572

Shares	Preferred Stock (3.4%)	Value
Consumer Discretionary (0.1%)
13,800	General Motors Company, Convertible, 4.750%	595,125

	Total	595,125

Financials (3.0%)
25,296	Alexandria Real Estate Equities, Inc., Convertible, 7.000%[h]	695,640
64,790	Annaly Capital Management, Inc., 7.500%[h]	1,645,666
16,470	CoBank ACB, 6.250%[e,h]	1,750,453
24,000	Countrywide Capital V, 7.000%	613,200
30,000	DDR Corporation, 6.250%[c,h]	745,500

Shares	Preferred Stock (3.4%)	Value
Financials (3.0%) - continued
4,260	Fifth Third Bancorp, Convertible, 8.500%[h]	$610,671
10,000	ING Groep NV, 8.500%[h]	260,500
19,500	PNC Financial Services Group, Inc., 6.125%[h]	539,565
15,000	Royal Bank of Scotland Group plc, 7.250%[h]	365,400
15,000	State Street Corporation, 5.250%[h]	379,650
63,000	The Allstate Corporation, 5.100%	1,649,340
52,000	U.S. Bancorp, 6.500%[h]	1,552,720
1,200	Wells Fargo & Company, Convertible, 7.500%[h]	1,546,500

	Total	12,354,805

Industrials (0.2%)
4,920	Stanley Black & Decker, Inc., Convertible, 4.750%	622,823

	Total	622,823

Materials (0.1%)
24,000	ArcelorMittal, Convertible, 6.000%	502,800

	Total	502,800

	Total Preferred Stock (cost $13,551,908)	14,075,553

Shares	Collateral Held for Securities Loaned (3.8%)	Value
15,598,867	Thrivent Cash Management Trust	15,598,867

	Total Collateral Held for Securities Loaned (cost $15,598,867)	15,598,867

Shares or Principal Amount	Short-Term Investments (13.8%)	Value
	Federal Home Loan Bank Discount Notes
1,200,000	0.128%, 6/7/2013[k,l]	1,199,701
55,810,101	Thrivent Cash Management Trust	55,810,101

	Total Short-Term Investments (at amortized cost)	57,009,802

	Total Investments (cost $423,870,306) 109.2%	$451,283,401

	Other Assets and Liabilities, Net (9.2%)	(37,881,216)

	Total Net Assets 100.0%	$413,402,185

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 28, 2013.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 28, 2013, the value of these investments was $34,682,924 or 8.4% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 28, 2013.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 28, 2013, $1,199,701 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,745,529
Gross unrealized depreciation	(2,332,434)

Net unrealized appreciation (depreciation)	$27,413,095

Cost for federal income tax purposes	$423,870,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 28, 2013, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,183,393	–	4,183,393	–
Capital Goods	1,806,732	–	1,806,732	–
Communications Services	14,499,718	–	14,499,718	–
Consumer Cyclical	1,543,619	–	1,543,619	–
Consumer Non-Cyclical	5,688,653	–	5,688,653	–
Energy	2,113,256	–	2,113,256	–
Financials	909,567	–	909,567	–
Technology	3,658,397	–	3,658,397	–
Transportation	1,456,991	–	1,456,991	–
Utilities	1,588,677	–	1,588,677	–
Long-Term Fixed Income
Asset-Backed Securities	4,648,431	–	4,648,431	–
Basic Materials	5,281,817	–	5,281,817	–
Capital Goods	4,071,542	–	4,071,542	–
Collateralized Mortgage Obligations	51,463,573	–	51,463,573	–
Commercial Mortgage-Backed Securities	3,578,037	–	3,578,037	–
Communications Services	11,112,786	–	11,112,786	–
Consumer Cyclical	9,103,378	–	9,103,378	–
Consumer Non-Cyclical	11,353,154	–	11,353,154	–
Energy	9,357,122	–	9,357,122	–
Financials	39,732,356	–	39,732,356	–
Foreign Government	299,550	–	299,550	–
Mortgage-Backed Securities	17,414,704	–	17,414,704	–
Technology	4,441,373	–	4,441,373	–
Transportation	3,682,649	–	3,682,649	–
U.S. Government and Agencies	1,844,352	–	1,844,352	–
Utilities	9,342,780	–	9,342,780	–
Common Stock
Consumer Discretionary	11,500,379	11,500,379	–	–
Consumer Staples	15,345,317	15,345,317	–	–
Energy	15,331,340	15,331,340	–	–
Financials	38,154,232	38,154,232	–	–
Health Care	16,898,529	16,898,529	–	–
Industrials	13,130,619	13,130,619	–	–
Information Technology	12,471,658	12,471,658	–	–
Materials	3,789,048	3,789,048	–	–
Telecommunications Services	6,007,313	6,007,313	–	–
Utilities	7,794,137	7,794,137	–	–
Preferred Stock
Consumer Discretionary	595,125	–	595,125	–
Financials	12,354,805	10,604,352	1,750,453	–
Industrials	622,823	–	622,823	–
Materials	502,800	–	502,800	–
Collateral Held for Securities Loaned	15,598,867	15,598,867	–	–
Short-Term Investments	57,009,802	55,810,101	1,199,701	–
Total	$451,283,401	$222,435,892	$228,847,509	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	32,232	32,232	–	–
Call Options Written	8,250	–	–	8,250
Total Asset Derivatives	$40,482	$32,232	$–	$8,250

Liability Derivatives
Futures Contracts	175,531	175,531	–	–
Total Liability Derivatives	$175,531	$175,531	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Diversified Income Plus Fund

Schedule of Investments as of March 28, 2013

(unaudited)

There were no significant transfers between Levels during the period ended March 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S.Treasury Bond Futures	39	June 2013	$4,832,463	$4,838,133	$5,670
10-Yr. U.S. Treasury Bond Futures	(10)	June 2013	(1,316,766)	(1,319,843)	(3,077)
S&P 500 Index Futures	(38)	June 2013	(14,673,196)	(14,845,650)	(172,454)
S&P 500 Index Mini-Futures	43	June 2013	3,333,243	3,359,805	26,562
Total Futures Contracts					($143,299)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	3	$103.39	April 2013	($1,000)	$8,250
Total Call Options Written				($1,000)	$8,250

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at March 28, 2013	Value March 28, 2013	Income Earned January 1, 2013 - March 28, 2013
Cash Management Trust- Collateral Investment	$5,762,100	$22,941,791	$13,105,024	15,598,867	$15,598,867	$20,282
Cash Management Trust- Short Term Investment	43,832,825	51,143,892	39,166,616	55,810,101	55,810,101	10,805
Total Value and Income Earned	49,594,925				71,408,968	31,087

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Notes to Schedule of Investments

As of March 28, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

19

Notes to Schedule of Investments

As of March 28, 2013

(unaudited)

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-

20

Notes to Schedule of Investments

As of March 28, 2013

(unaudited)

efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

21

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 28, 2013	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 28, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 28, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer